Allergan In-Licensing Agreement - Narrative (Q3) (Details) $ in Millions	1 Months Ended
	Apr. 30, 2018 Clinicaltrial	Sep. 30, 2017 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of Phase 3 clinical efficacy trials required | Clinicaltrial	2
Vitaros
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of Phase 3 clinical efficacy trials required | Clinicaltrial	2
Allergan | Vitaros
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments to Allergan, research and development | $		$ 1.5	$ 1.0
License fees, potential future milestone payments receivable | $				$ 25.0	$ 25.0
Allergan | Vitaros | Minimum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty rate, potential receivable on future product sales (percent)				10.00%
Allergan | Vitaros | Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty rate, potential receivable on future product sales (percent)				20.00%